Note 1 - Organization and Basis of Presentation: Fair Value of Financial Instruments (Policies)	6 Months Ended
Nov. 30, 2012
Policies
Fair Value of Financial Instruments

FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company’s short-term financial instruments consist of cash and cash equivalents and accounts payable.  The carrying amounts of these financial instruments approximate fair value because of their short-term maturities.  The Company does not hold or issue financial instruments for trading purposes nor does it hold or issue interest rate or leveraged derivative financial instruments.